LEASES (Details Narrative) ¥ in Thousands, $ in Millions			12 Months Ended
	Jan. 31, 2024 USD ($)	Jan. 31, 2024 CNY (¥)	Mar. 31, 2026 CNY (¥)
Property, Plant, and Equipment [Line Items]
Financing proceeds total	$ 0.9	¥ 6,500
Lease period	5 years	5 years
Interest rate	1070.00%	1070.00%
Operating Lease, Liability			¥ 1,427
Operating Lease, Liability, Current			1,141
Operating Lease, Liability, Noncurrent			286
Finance lease right-of-use asset, amortization			3,920
Interest expense			800
Sale and leaseback transaction			400
UTime Guangxi [Member]
Property, Plant, and Equipment [Line Items]
Operating Lease, Liability			190
Operating Lease, Liability, Current			61
Operating Lease, Liability, Noncurrent			129
Leased Equipment [Member]
Property, Plant, and Equipment [Line Items]
Amortization			¥ 190